February 28, 2024

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:       BNY Mellon Investment Funds V, Inc. (the “Registrant”)

- BNY Mellon Large Cap Equity Fund

1933 Act File No.: 33-44254

1940 Act File No.: 811-06490

CIK No.: 0000881773

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the annual period ended December 31, 2023.

Please direct any questions or comments to the attention of the undersigned at (412) 234-2722.

Sincerely yours,

/s/ Lori Close

Lori Close

Associate, Paralegal II

Enclosure